STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

February 21, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Mr. John M. Ganley

Re:	O'Connor Fund of Funds: Aggregated Alpha Strategies LLC File Nos. 333-179806; 811-21516

Ladies and Gentlemen,

On behalf of O'Connor Fund of Funds: Aggregated Alpha Strategies LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Post-Effective Amendment No. 3 to the Fund's Registration Statement (the "Registration Statement") on Form N-2 under the Securities Act of 1933, as amended (the "1933 Act") (also constituting Amendment No. 22 to the Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended ) (the "Amendment").

We hereby request that the Amendment be given a selective review.  The prospectus and statement of additional information ("SAI") contained in the Amendment are substantially similar to the versions thereof contained in Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2 (File No. 333-179806), filed with the Commission on April 29, 2013 ("Amendment No. 2"), except for the updating of financial information and other general updating of information.  We note that certain disclosure (e.g., under the captions "Prospectus Summary," "Risk Factors," "Investment Program" and "Calculation of Net Asset Value" in the prospectus, and under the caption "Additional Investment Policies" in the SAI) has been revised to conform, to the extent possible, to the disclosure contained in Post-Effective Amendment No. 6 to the Registration Statement of O'Connor Fund of Funds: Alternative Fixed-Income Strategies LLC (File No. 333-172907), which you reviewed in December 2013.  The prospectus and SAI filed herewith are marked to show changes from the versions of those documents contained in Amendment No. 2.

We propose to file an additional amendment to the Registration Statement as early in April 2014 as practicable, following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited financial statements for the year ended December 31, 2013 and complete other omitted data, and seek effectiveness as of May 1, 2014.

Should members of the Staff have any questions or comments regarding the Amendment, they should telephone the undersigned at 212.806.6274 or Gary L. Granik of this office at 212.806.5790.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:  Gary L. Granik